Pensions and Other Post-employment Benefit Obligations - Summary of Amounts Recognized in the Consolidated Statement of Financial Position (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of variation in financial position [line items]
Present value of funded obligation	€ 691	€ 721
Fair value of plan assets	(387)	(391)
Deficit of funded plans	304	330
Present value of unfunded obligation	360	405
Net liability arising from defined benefit obligation	664	735
Pension benefits [member]
Disclosure of variation in financial position [line items]
Present value of funded obligation	691	721
Fair value of plan assets	(387)	(391)
Deficit of funded plans	304	330
Present value of unfunded obligation	110	132
Net liability arising from defined benefit obligation	414	462
Other benefits [member]
Disclosure of variation in financial position [line items]
Present value of unfunded obligation	250	273
Net liability arising from defined benefit obligation	€ 250	€ 273